ASSETS HELD FOR SALE (Tables)	12 Months Ended
Dec. 31, 2024
ASSETS HELD FOR SALE [Abstract]
Summary of Assets and Liabilities Classified as Held for Sale
The following is a summary of the major items of assets and liabilities classified as held for sale as at December 31:

(MILLIONS)	2024
Assets
Cash and cash equivalents	$48
Restricted cash	14
Trade receivables and other current assets	51
Financial instrument assets	37
Property, plant and equipment, at fair value	1,343
Equity accounted investments	421
Deferred tax assets	9
Other long-term assets	126
Assets held for sale	$2,049
Liabilities
Current liabilities	$57
Non-recourse borrowings	797
Financial instrument liabilities	3
Other long-term liabilities	38
Deferred tax liabilities	131
Provisions	10
Liabilities directly associated with assets held for sale	$1,036